FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2017
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEET

DECEMBER 31, 2016 AND 2017
(In U.S. dollars, except share and per share data)

	December 31,
	2016	2017
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,943,502	$4,536,809
Prepaid expenses and other current assets	223,559	700,064

Total current assets	3,167,061	5,236,873
Investments in subsidiaries	267,322,549	386,872,629

TOTAL ASSETS	$270,489,610	$392,109,502

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$389,849	$373,915

Total current liabilities	389,849	373,915

EQUITY
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2016 and 2017; 279,214,103 and 279,214,103 shares issued as of December 31, 2016 and 2017, respectively and 262,956,278 and 270,918,702 shares outstanding as of December 31, 2016 and 2017, respectively)	26,532	27,328
Additional paid in capital	240,111,533	247,076,428
Retained earnings	40,432,352	133,273,480
Accumulated other comprehensive income (loss)	(8,721,820)	13,107,187
Treasury shares	(1,748,836)	(1,748,836)

Total shareholders’ equity	270,099,761	391,735,587

TOTAL LIABILITIES AND EQUITY	$270,489,610	$392,109,502

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017
(In U.S. dollars)
	Year ended December 31,
	2015	2016	2017
OPERATING EXPENSES
General and administrative	$(4,142,634)	$(3,175,482)	$(4,987,820)

Total operating expenses	(4,142,634)	(3,175,482)	(4,987,820)

LOSS FROM OPERATION	(4,142,634)	(3,175,482)	(4,987,820)
Interest income	1,641	-	-
Exchange gain	118,679	-	-
Income tax expense	(108,992)	-	-

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(4,131,306)	(3,175,482)	(4,987,820)
Equity in earnings of subsidiaries	17,088,195	46,669,238	97,828,948

Net income attributable to Daqo New Energy Corporation ordinary shareholders	$12,956,889	$43,493,756	$92,841,128

Other comprehensive (loss) income:
Foreign currency translation adjustments	(11,256,870)	(17,502,133)	21,829,007
Total other comprehensive income (loss):	(11,256,870)	(17,502,133)	21,829,007
Comprehensive income	$1,700,019	$25,991,623	$114,670,135

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017
(In U.S. dollars, except share and per share data)

	Ordinary shares		Treasury shares	Additional paid in capital	Retained earnings (accumulated losses)	Accumulated other comprehensive income (loss)	Total
	Number	$

Balance at January 1, 2015	223,577,853	22,358	(398,672)	203,125,494	(16,018,293)	20,037,183	206,768,070
Net income					12,956,889		12,956,889
Other comprehensive loss						(11,256,870)	(11,256,870
Share-based compensation				3,687,951			3,687,951)
Option exercised	1,115,625	112		275,671			275,783
Follow-on equity offering, net of issuance costs of $2,033,041	38,500,000	3,850		27,993,109			27,996,959
Repurchase of ordinary shares	(2,356,900)		(1,350,164)				(1,350,164
Capital injection from non-controlling Shareholders				1,275,845			1,275,845
Balance at December 31, 2015	260,836,578	26,320	(1,748,836)	236,358,070	(3,061,404)	8,780,313	240,354,463

Net income					43,493,756		43,493,756)
Other comprehensive loss						(17,502,133)	(17,502,133)
Share-based compensation				2,702,089			2,702,089
Option exercises	2,119,700	212		1,051,374			1,051,586
Balance at December 31, 2016	262,956,278	26,532	(1,748,836)	240,111,533	40,432,352	(8,721,820)	270,099,761

Net income					92,841,128		92,841,128
Other comprehensive income						21,829,007	21,829,007
Share-based compensation				4,200,273			4,200,273
Options exercised	5,596,050	560		2,764,858			2,765,418
Restricted shares vested	2,366,374	236		(236)
Balance at December 31, 2017	270,918,702	27,328	(1,748,836)	247,076,428	133,273,480	13,107,187	391,735,587

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017
(In U.S. dollars)

	Year ended December 31,
	2015	2016	2017
OPERATING ACTIVITIES
Net income	$12,956,889	$43,493,756	$92,841,128
Equity in earnings of subsidiaries	(17,088,195)	(46,669,238)	(97,828,948)
Share-based compensation	3,687,951	2,702,089	4,200,273
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	11,099	(29,976)	50,059
Changes in other current liabilities	(96,166)	(58,806)	91,941
Amount due to a related party	(286,526)	—	—
Income tax payable	108,992	(108,992)	—
Net cash used in operating activities	(705,956)	(671,167)	(645,547)
INVESTING ACTIVITIES
Capital contributed to subsidiaries	(33,256,774)	—	—
Disposition of minority interest in subsidiary	5,110,085	—	—
Net cash used in investing activities	(28,146,689)	—	—
FINANCING ACTIVITIES
Repurchase of ordinary shares	(1,350,164	—	—
Proceeds from follow-on equity offering	30,030,000	—	—
Insurance cost for follow-on equity offering	(2,033,041)	—	—
Proceeds from options exercised	275,783	1,051,586	2,238,854
Net cash provided by financing activities	26,922,578	1,051,586	2,238,854
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,930,067)	380,419	1,593,307
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,493,150	2,563,083	2,943,502
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$2,563,083	$2,943,502	$4,536,809

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
Notes to Financial Information of Parent Company

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Company's subsidiaries to their parent company in 2017.

4.
As of December 31, 2017, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.